Gross and Net Unrealized Gains and Losses by Long and Short Positions (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	$ 175,989		$ (1,819,288)
Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	80,400		39,591
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	248,045		153,765
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	158,736		(6,057)
Food And Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	120,345		54,010
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	269,451		67,064
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(791,814)		(2,144,652)
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			18,950
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	90,826		(1,959)
Long Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	982,834		151,629
Gains percentage of net assets	4.40%		0.50%
Losses	(877,762)		(2,427,924)
Loss percentage of net assets	(3.90%)		(9.50%)
Long Position | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains	181,362		5,543
Gains percentage of net assets	0.80%		0.00%	[1]
Losses	(16,748)		(44,476)
Loss percentage of net assets	(0.10%)		(0.20%)
Long Position | Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains	80,981		68,883
Gains percentage of net assets	0.40%		0.30%
Losses	(91,145)		(400)
Loss percentage of net assets	(0.40%)		0.00%	[1]
Long Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	172,165		33,539
Gains percentage of net assets	0.80%		0.10%
Losses	(15,042)		(27,659)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | Food And Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains			32,513
Gains percentage of net assets			0.10%
Losses			(1,800)
Loss percentage of net assets			0.00%	[1]
Long Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains	365,180		10,041
Gains percentage of net assets	1.60%		0.00%	[1]
Losses	(95,225)		(1,848)
Loss percentage of net assets	(0.40%)		0.00%	[1]
Long Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	88,702		1,110
Gains percentage of net assets	0.40%		0.00%	[1]
Losses	(658,888)		(2,265,102)
Loss percentage of net assets	(2.90%)		(8.90%)
Long Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	94,444
Gains percentage of net assets	0.40%
Losses	(714)		(86,639)
Loss percentage of net assets	0.00%	[1]	(0.30%)
Short Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	808,185		651,599
Gains percentage of net assets	3.60%		2.50%
Losses	(737,268)		(194,592)
Loss percentage of net assets	(3.30%)		(0.70%)
Short Position | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains	827		129,445
Gains percentage of net assets	0.00%	[1]	0.50%
Losses	(85,041)		(50,921)
Loss percentage of net assets	(0.40%)		(0.20%)
Short Position | Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains	260,503		91,363
Gains percentage of net assets	1.20%		0.40%
Losses	(2,294)		(6,081)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Short Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,613
Gains percentage of net assets	0.00%	[1]
Losses			(11,937)
Loss percentage of net assets			0.00%	[1]
Short Position | Food And Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	123,461		85,412
Gains percentage of net assets	0.60%		0.30%
Losses	(3,116)		(62,115)
Loss percentage of net assets	0.00%	[1]	(0.20%)
Short Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains			77,622
Gains percentage of net assets			0.30%
Losses	(504)		(18,751)
Loss percentage of net assets	0.00%	[1]	(0.10%)
Short Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	226,985		163,647
Gains percentage of net assets	1.00%		0.60%
Losses	(448,613)		(44,307)
Loss percentage of net assets	(2.00%)		(0.20%)
Short Position | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains			19,430
Gains percentage of net assets			0.10%
Losses			(480)
Loss percentage of net assets			0.00%	[1]
Short Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	194,796		84,680
Gains percentage of net assets	0.90%		0.30%
Losses	(197,700)
Loss percentage of net assets	(0.90%)
SUPERFUND GOLD, L.P.- SERIES A | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	46,585		(1,203,790)
SUPERFUND GOLD, L.P.- SERIES A | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	50,947		18,062
SUPERFUND GOLD, L.P.- SERIES A | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	140,292		80,863
SUPERFUND GOLD, L.P.- SERIES A | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	93,927		(4,042)
SUPERFUND GOLD, L.P.- SERIES A | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	69,879		28,345
SUPERFUND GOLD, L.P.- SERIES A | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	163,900		30,743
SUPERFUND GOLD, L.P.- SERIES A | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(519,636)		(1,364,858)
SUPERFUND GOLD, L.P.- SERIES A | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			9,670
SUPERFUND GOLD, L.P.- SERIES A | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	47,276		(2,573)
SUPERFUND GOLD, L.P.- SERIES A | Long Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	585,387		81,187
Gains percentage of net assets	4.00%		0.50%
Losses	(573,397)		(1,513,557)
Loss percentage of net assets	(3.90%)		(9.50%)
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	111,070		2,774
Gains percentage of net assets	0.70%		0.00%	[1]
Losses	(9,470)		(23,321)
Loss percentage of net assets	(0.10%)		(0.10%)
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	47,906		37,100
Gains percentage of net assets	0.40%		0.20%
Losses	(53,895)		(200)
Loss percentage of net assets	(0.40%)		0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	101,664		17,166
Gains percentage of net assets	0.70%		0.10%
Losses	(8,770)		(14,552)
Loss percentage of net assets	(0.10%)		(0.10%)
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			17,413
Gains percentage of net assets			0.10%
Losses			(675)
Loss percentage of net assets			0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	220,513		5,624
Gains percentage of net assets	1.50%		0.10%
Losses	(56,336)		(907)
Loss percentage of net assets	(0.40%)		0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	50,177		1,110
Gains percentage of net assets	0.30%		0.00%	[1]
Losses	(444,540)		(1,428,849)
Loss percentage of net assets	(2.90%)		(9.00%)
SUPERFUND GOLD, L.P.- SERIES A | Long Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	54,057
Gains percentage of net assets	0.40%
Losses	(386)		(45,053)
Loss percentage of net assets	0.00%	[1]	(0.30%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	458,721		337,448
Gains percentage of net assets	3.10%		2.20%
Losses	(424,126)		(108,868)
Loss percentage of net assets	(2.80%)		(0.70%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	487		66,526
Gains percentage of net assets	0.00%	[1]	0.40%
Losses	(51,140)		(27,917)
Loss percentage of net assets	(0.30%)		(0.20%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	147,619		47,744
Gains percentage of net assets	1.00%		0.30%
Losses	(1,338)		(3,781)
Loss percentage of net assets	0.00%	[1]	0.00%
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,033
Gains percentage of net assets	0.00%	[1]
Losses			(6,656)
Loss percentage of net assets			0.00%
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	71,612		44,589
Gains percentage of net assets	0.50%		0.30%
Losses	(1,733)		(32,982)
Loss percentage of net assets	0.00%	[1]	(0.20%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			38,232
Gains percentage of net assets			0.20%
Losses	(277)		(12,206)
Loss percentage of net assets	0.00%	[1]	(0.10%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	132,145		88,207
Gains percentage of net assets	0.90%		0.60%
Losses	(257,418)		(25,326)
Loss percentage of net assets	(1.70%)		(0.20%)
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			9,670
Gains percentage of net assets			0.10%
SUPERFUND GOLD, L.P.- SERIES A | Short Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	105,825		42,480
Gains percentage of net assets	0.70%		0.30%
Losses	(112,220)
Loss percentage of net assets	(0.80%)
SUPERFUND GOLD, L.P.- SERIES B | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	129,404		615,498
SUPERFUND GOLD, L.P.- SERIES B | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	29,453		21,529
SUPERFUND GOLD, L.P.- SERIES B | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	107,753		72,902
SUPERFUND GOLD, L.P.- SERIES B | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	64,809		(2,015)
SUPERFUND GOLD, L.P.- SERIES B | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	50,466		25,665
SUPERFUND GOLD, L.P.- SERIES B | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	105,551		36,321
SUPERFUND GOLD, L.P.- SERIES B | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(272,178)		(779,794)
SUPERFUND GOLD, L.P.- SERIES B | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			9,280
SUPERFUND GOLD, L.P.- SERIES B | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	43,550		614
SUPERFUND GOLD, L.P.- SERIES B | Long Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	397,447		70,442
Gains percentage of net assets	5.60%		0.50%
Losses	(304,365)		(914,367)
Loss percentage of net assets	(4.30%)		(9.60%)
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	70,292		2,769
Gains percentage of net assets	1.00%		0.00%	[1]
Losses	(7,278)		(21,155)
Loss percentage of net assets	(0.10%)		(0.30%)
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	33,075		31,783
Gains percentage of net assets	0.50%		0.30%
Losses	(37,250)		(200)
Loss percentage of net assets	(0.50%)		0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	70,501		16,373
Gains percentage of net assets	1.00%		0.10%
Losses	(6,272)		(13,107)
Loss percentage of net assets	(0.10%)		(0.10%)
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			15,100
Gains percentage of net assets			0.10%
Losses			(1,125)
Loss percentage of net assets			0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	144,667		4,417
Gains percentage of net assets	2.10%		0.00%	[1]
Losses	(38,889)		(941)
Loss percentage of net assets	(0.60%)		0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	38,525
Gains percentage of net assets	0.50%
Losses	(214,348)		(836,253)
Loss percentage of net assets	(3.00%)		(8.80%)
SUPERFUND GOLD, L.P.- SERIES B | Long Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	40,387
Gains percentage of net assets	0.60%
Losses	(328)		(41,586)
Loss percentage of net assets	0.00%	[1]	(0.40%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	349,464		314,151
Gains percentage of net assets	4.80%		3.20%
Losses	(313,142)		(85,724)
Loss percentage of net assets	(4.40%)		(0.90%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Foreign Exchange Contract | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	340		62,919
Gains percentage of net assets	0.00%	[1]	0.70%
Losses	(33,901)		(23,004)
Loss percentage of net assets	(0.50%)		(0.20%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Currency Swap | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	112,884		43,619
Gains percentage of net assets	1.50%		0.40%
Losses	(956)		(2,300)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Financial | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	580
Gains percentage of net assets	0.00%	[1]
Losses			(5,281)
Loss percentage of net assets			(0.10%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Food And Fiber | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	51,849		40,823
Gains percentage of net assets	0.70%		0.40%
Losses	(1,383)		(29,133)
Loss percentage of net assets	0.00%	[1]	(0.30%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Indices | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			39,390
Gains percentage of net assets			0.40%
Losses	(227)		(6,545)
Loss percentage of net assets	0.00%	[1]	(0.10%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Metals | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	94,840		75,440
Gains percentage of net assets	1.30%		0.80%
Losses	(191,195)		(18,981)
Loss percentage of net assets	(2.70%)		(0.20%)
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Livestock | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			9,760
Gains percentage of net assets			0.10%
Losses			(480)
Loss percentage of net assets			0.00%	[1]
SUPERFUND GOLD, L.P.- SERIES B | Short Position | Energy | SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	88,971		42,200
Gains percentage of net assets	1.30%		0.40%
Losses	$ (85,480)
Loss percentage of net assets	(1.20%)

[1]	Due to rounding